Income Tax (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2024	Dec. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax [Line Items]
Statutory income tax rate			25.00%	25.00%	25.00%
Uncertain tax positions (in Dollars)
Singapore [Member]
Income Tax [Line Items]
Statutory income tax rate			17.00%
China [Member]
Income Tax [Line Items]
Statutory income tax rate			25.00%
Enterprises income tax rate			25.00%
China [Member] | High and New Technology Enterprises (“HNTEs”) [Member]
Income Tax [Line Items]
Preferential tax treatment rate	15.00%	15.00%	15.00%
United States [Member]
Income Tax [Line Items]
Statutory income tax rate			21.00%
State income tax rate			8.25%
Philippines [Member]
Income Tax [Line Items]
Statutory income tax rate			20.00%